Summary of non-current assets by physical location (Details) - INR (₨) ₨ in Thousands		Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets	[1]	₨ 2,664,836	₨ 1,147,306
India [member]
IfrsStatementLineItems [Line Items]
Non-current assets	[1]	2,664,836	1,147,306
Other geographical [member]
IfrsStatementLineItems [Line Items]
Non-current assets	[1]

[1]	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.